VESSEL UNDER CAPITAL LEASE, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2017 vessel	Dec. 31, 2017 tax_lease
Property, Plant and Equipment [Line Items]
Number of leased shipping vessels		1		1	1
Cost	$ 168,840	$ 168,577
Accumulated depreciation and amortization	62,895	57,391
Depreciation and amortization expense	86,000	82,600	$ 81,900
Drydocking Costs
Property, Plant and Equipment [Line Items]
Cost	8,300	8,100
Accumulated depreciation and amortization	7,400	5,800
Assets Held under Capital Leases
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 5,500	$ 5,500	$ 5,500